Cover	5 Months Ended
Jun. 30, 2020
Entity Information [Line Items]
Document Type	S-4
Entity Registrant Name	FORTRESS VALUE ACQUISITION CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001801368